Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MH Elite Portfolio of Funds Trust
Entity Central Index Key	0001054816
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
MH Elite Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE FUND OF FUNDS
Class Name	MH Elite Fund of Funds
Trading Symbol	MHEFX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$ 66	1.25%

*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 25,113,339,000,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 118,405
Investment Company, Portfolio Turnover	21.43%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$25,113,339

_________________________

PORTFOLIO HOLDINGS:

21

_________________________

PORTFOLIO TURNOVER:

21.43%

________________________

ADVISORY FEES PAID BY FUND:

$118,405

Holdings [Text Block]

top ten holdings

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	10.80%
2.	Pear Tree Quality - Class I	7.74%
3.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	7.46%
4.	Putnam Large Cap Value Fund – Class Y	6.25%
5.	BNY Mellon Dynamic Value - Class I	6.06%
6.	T. Rowe Price All-Cap Opportunities	5.50%
7.	Fidelity Large Cap Growth Index – Class I	5.34%
8.	Putnam Core Equity - Class R6	4.33%
9.	Columbia Dividend Income – Class I2	4.23%
10.	Fidelity Select Brokerage & Investment Management	4.22%
	Total % of Net Assets	61.93%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
MH Elite Income Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE INCOME FUND OF FUNDS
Class Name	MH Elite Income Fund of Funds
Trading Symbol	MHEIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Income Fund of Funds - MHEIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$ 63	1.25%

*Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 13,457,457,000,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 66,481
Investment Company, Portfolio Turnover	4.66%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$13,457,457

_________________________

PORTFOLIO HOLDINGS:

20

_________________________

PORTFOLIO TURNOVER:

4.66%

________________________

ADVISORY FEES PAID BY FUND:

$66,481

Holdings [Text Block]

top ten holdings

1.	Fidelity Investments Money Market Government Portfolio - Class I	7.89%
2.	Fidelity Floating Rate High Income	6.74%
3.	Victory Core Plus Intermediate Bond	6.14%
4.	Dodge & Cox Income - Class I	5.90%
5.	Dodge & Cox Global Bond - Class I	5.68%
6.	Fidelity Multi-Asset Income	5.68%
7.	BrandywineGLOBAL High Yield - Class I	5.65%
8.	Vanguard Tax-Managed Balanced - Admiral Class	5.40%
9.	River Canyon Total Return Bond -Class I	5.12%
10.	PIMCO Income - Class I	4.89%
	Total % of Net Assets	59.09%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
MH Elite Small Cap Fund of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SMALL CAP FUND OF FUNDS
Class Name	MH Elite Small Cap Fund of Funds
Trading Symbol	MHELX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds - MHELX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$ 64	1.25%

*Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 10,181,039,000,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 49,316
Investment Company, Portfolio Turnover	17.23%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$10,181,039

_________________________

PORTFOLIO HOLDINGS:

15

_________________________

PORTFOLIO TURNOVER:

17.23%

________________________

ADVISORY FEES PAID BY FUND:

$49,316

Holdings [Text Block]

top ten holdings

1.	Hennesey Cornerstone Mid Cap 30 – Class I	8.44%
2.	Schwab Fundamental US Small Company Index - Class I	8.19%
3.	Paradigm Micro Cap	7.47%
4.	Natixis Vaughan Nelson Small Cap Value - Class Y	7.17%
5.	Oberweis Micro Cap	7.01%
6.	Congress Small Cap Growth - Class I	6.71%
7.	Vanguard Small Cap Value Index – Admiral Class	6.64%
8.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.29%
9.	Aegis Value - Class I	6.19%
10.	Invesco Small Cap Value Class Y	6.07%
	Total % of Net Assets	70.18%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
MH Elite Select Portfolio of Funds
Shareholder Report [Line Items]
Fund Name	MH ELITE SELECT PORTFOLIO OF FUNDS
Class Name	MH Elite Select Portfolio of Funds
Trading Symbol	MHESX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Select Portfolio of Funds - MHESX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

Additional Information Phone Number	1-800-318-7969
Additional Information Website	www.mhelite.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$ 64	1.25%

*Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 7,434,484,000,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 36,307
Investment Company, Portfolio Turnover	36.09%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$7,434,484

_________________________

PORTFOLIO HOLDINGS:

14

_________________________

PORTFOLIO TURNOVER:

36.09%

________________________

ADVISORY FEES PAID BY FUND:

$36,307

Holdings [Text Block]

top ten holdings

1.	WCM Focused International Growth - Class I	8.60%
2.	Driehaus Emerging Markets Small Cap Growth	8.52%
3.	GQG Partners Emerging Markets Equity	8.40%
4.	Matthews Emerging Markets Small Companies - Class I	8.29%
5.	Thornburg Global Opportunities	7.97%
6.	State Street Hedged International Developed Equity Index - Class K	6.91%
7.	Goldman Sachs GQG Partners International Opportunities	6.81%
8.	Schwab Fundamental International Equity Index	6.64%
9.	Vanguard Industrials Index – Admiral Class	6.35%
10.	Third Avenue Value - Class I	6.27%
	Total % of Net Assets	74.76%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024